INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2022	2023
Intangible assets with indefinite lives:
Brand names	5,111	5,327
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	368	281
Purchased software	128	135
Other intangible assets	77	75
Total	5,876	6,010
Less: Accumulated amortization	178	204
Less: Accumulated impairment loss(Note2)	420	526
Total	5,278	5,280

Amortization expense of intangible assets for the years ended December 31, 2021, 2022 and 2023 amounted to RMB65, RMB45, and RMB45, respectively.

There were 3 brand names with indefinite lives acquired in DH acquisition. Impairment recognized relating to these brand names were RMB160, RMB167 and RMB160, respectively for the years ended December 31, 2021, 2022 and 2023.

The annual estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for Intangible Assets
2024	33
2025	32
2026	29
2027	24
2028	23
Thereafter	132
Total	273